CASH DIVIDEND	12 Months Ended
Dec. 31, 2019
CASH DIVIDEND
CASH DIVIDEND
15.	Cash Dividend

On October 23, 2017, the Group approved and declared a cash dividend of US$0.16 per ordinary share on its outstanding shares as of the close of trading on December 15, 2017. Such dividend of RMB295 was recorded as a reduction against retained earnings, and the dividend of RMB11 attributable to ADS issued under the ADS lending arrangement was recorded as a receivable in other current assets as of December 31, 2017 and had been received in January 2018.
On December 13, 2018, the Group approved and declared a cash dividend of US$0.34 per ordinary share on its outstanding shares as of the close of trading on January 2, 2019. Such dividend of RMB658 was recorded as dividends payable as of December 31, 2018, and fully paid in
January 2019.
In November 2019, the Group approved a cash dividend in the total amount of approximately
US$100
million
on its outstanding shares as of the close of trading on January 10, 2020. Such dividend of RMB678 was recorded as dividends payable as of December 31, 2019, and fully paid in February 2020.